Acquisitions - Summary of Net Assets Acquired (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	$ 24
Trade receivables	28
Prepaid expenses and other current assets	6
Current assets	58
Property and equipment	9
Other non-current assets	4
Total assets	413
Payables and accruals	(45)
Current taxes payable	(5)
Deferred revenue	(19)
Other financial liabilities	(8)
Current liabilities	(77)
Long-term indebtedness	(48)
Provisions and other non-current liabilities	(3)
Other financial liabilities	(25)
Deferred tax	(43)
Total liabilities	(196)
Net assets acquired	217
Goodwill	621
Non-controlling interests	(388)
Total	450
Businesses acquired, net of cash	426
Computer software [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	288
Other identifiable intangible assets [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	54
Pagero Group AB [Member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	22
Trade receivables	25
Prepaid expenses and other current assets	6
Current assets	53
Property and equipment	9
Other non-current assets	4
Total assets	389
Payables and accruals	(44)
Current taxes payable	(4)
Deferred revenue	(14)
Other financial liabilities	(2)
Current liabilities	(64)
Long-term indebtedness	(48)
Provisions and other non-current liabilities	(3)
Other financial liabilities	(14)
Deferred tax	(38)
Total liabilities	(167)
Net assets acquired	222
Goodwill	575
Non-controlling interests	(388)
Total	409
Businesses acquired, net of cash	387
Pagero Group AB [Member] | Computer software [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	288
Pagero Group AB [Member] | Other identifiable intangible assets [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	35
Other [Member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	2
Trade receivables	3
Prepaid expenses and other current assets	0
Current assets	5
Property and equipment	0
Other non-current assets	0
Total assets	24
Payables and accruals	(1)
Current taxes payable	(1)
Deferred revenue	(5)
Other financial liabilities	(6)
Current liabilities	(13)
Long-term indebtedness	0
Provisions and other non-current liabilities	0
Other financial liabilities	(11)
Deferred tax	(5)
Total liabilities	(29)
Net assets acquired	(5)
Goodwill	46
Non-controlling interests	0
Total	41
Businesses acquired, net of cash	39
Other [Member] | Computer software [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	0
Other [Member] | Other identifiable intangible assets [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	$ 19
SurePrep LLC [Member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents		$ 25
Trade receivables		8
Prepaid expenses and other current assets		3
Current assets		36
Property and equipment		2
Other non-current assets		1
Total assets		232
Payables and accruals		(5)
Current taxes payable		0
Deferred revenue		(47)
Other financial liabilities		0
Current liabilities		(52)
Long-term indebtedness		0
Provisions and other non-current liabilities		(1)
Other financial liabilities		0
Deferred tax		(9)
Total liabilities		(62)
Net assets acquired		170
Goodwill		343
Non-controlling interests		0
Total		513
Businesses acquired, net of cash		488
SurePrep LLC [Member] | Computer software [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets		180
SurePrep LLC [Member] | Other identifiable intangible assets [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets		$ 13